GOODWILL - Schedule of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 1,609	$ 1,726
Acquisitions through business combinations	14	0
Foreign currency translation and other	57	(117)
Balance at end of the year	$ 1,680	$ 1,609